Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Property Plant and Equipment Estimated Useful Lives	Depreciation of property, plant and equipment is provided using the straight-line method over their expected useful lives, as follows:
Categories	Useful life
Buildings	20 years
Machinery and equipment	5–10 years
Automobiles	3–5 years
Office and electric equipment	3–5 years

Schedule of Intangible Assets Estimated Useful Lives	Intangible assets are amortized using the straight-line method with the following estimated useful lives:
Categories	Useful life
Land use rights	50 years
Trademark	5 years
Software	3 years

Schedule of Disaggregation of Revenue	The following table identifies the disaggregation of its revenue for the years ended September 30, 2025, 2024 and 2023, respectively:
	For the Years Ended September 30,
	2025	2024	2023
Revenue from sales of self-manufactured TCMD products	$13,260,650	$14,026,049	$18,572,658
Revenue from sales of third-party products	4,598,082	8,998,409	13,736,077
Total revenue	$17,858,732	$23,024,458	$32,308,735

Schedule of Currency Exchange Rate

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	September 30, 2025	September 30, 2024	September 30, 2023
Period-end US$: RMB exchange rate	7.1190	7.0176	7.2960
Period-end US$: HK exchange rate	7.7809	7.7693	7.8308
Period average US$: RMB exchange rate	7.2125	7.2043	7.0533
Period average US$: HK exchange rate	7.7948	7.8127	7.8310